Share-Based Compensation Expense by Award Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	$ 19,676	$ 16,036	$ 10,906
Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	6,605	5,611	4,309
Restricted Share Awards and Cash-Based Restricted Share Unit Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	7,850	6,799	4,401
Performance Share Awards and Cash-Based Performance Share Unit Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	$ 5,221	$ 3,626	$ 2,196